BANK FINANCING ACTIVITIES (Details-PRINCIPAL PAYMENT)	Mar. 31, 2023 USD ($)
Debt Disclosure [Abstract]
2023	$ 92,856
2024	371,429
2025	371,429
2026	371,429
2027	371,429
Thereafter	495,236
Total long term debt	$ 2,073,808